                   AH&H Partners Fund Limited Partnership
                        Report on Financial Statements
                         Year ended December 31, 2001
                                  (audited)





                             TABLE OF CONTENTS

                                                                       PAGE

      INDEPENDENT AUDITORS' REPORT       				1

      FINANCIAL STATEMENTS:

      Investment Portfolio
      For the Year ended December 31, 2001	(audited)		2-3


      Balance Sheet				                       	4
      For the Year ended December 31, 2001	(audited)

      Statement of Operations                                    	5
      For the Year ended December 31, 2001	(audited)

      Statement of Changes in Net Assets                         	6
      For the Year ended December 31, 2001	(audited)


      Notes to Financial Statements                                     7-9

    To the General Partner and Limited Partners of
    AH&H Partners' Fund, L.P.
    Boston, Massachusetts


			INDEPENDENT AUDITORS' REPORT


    We have audited the accompyanying balance sheet of AH&H Partners' Fund, L.P. as of December 31, 2001 including the schedule of investments, of operations and changes in net assets, for the year then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements.

    We conducted our audit in accordance with generally accepted auditing standards of the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
    An audit includes examining, on a text basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements present fairly, in all material respects, the financial position of AH&H Partners' Fund, L.P. as of December 31, 2001 and the results of its operations and change in net assets for the years then ended in conformity with generally accepted accounting principles of the United States of America.




    Boston, Massachusetts
    January 24, 2002

                     AH&H Partners Fund Limited Partnership
                              Investment Portfolio
                           Year ended December 31, 2001

INDUSTRY & COMPANY                                 Shares         Value

EQUITY SECURITIES - COMMON STOCK        69.5%

    CAPITAL GOODS                        5.4%
      Sipex Corp.                                 30,000       $385,500
      UQM Technologies                            99,400       $539,742
                                                               ---------
                                                               $925,242
    CONSUMER SERVICES                    0.7%
      Student Advantage                            100,000     $126,000


    GREEN ENERGY                         2.1%
      Fuel Cell Energy Inc.                         20,000      $362,800

    FINANCIALS                          3.6%
      First Financial FD Inc Com                    50,000      $625,000

    HEALTHCARE                          10.5%
     Ascent Pediatrics                             215,969            $9
     Atherogenics Inc.				   100,000	$605,000
     OSI Pharmaceuticals                            10,000      $457,400
     Staar Surgical Co.				    85,300	$328,405
     Xoma Ltd.                                      40,000	$394,000
                                                                --------
                                                               $1,784,814
    HEALTHY LIVING			 10.1%
     Whole Foods Market Inc.			    40,000     $1,742,400

    INTERNET PRODUCT & SERVICES           7.2%
     Forrester Research Inc.                        25,000      $503,500
     Netsolve Inc.                                  70,000	$735,000
                                                                --------
                                                               $1,238,500
     MEDICAL PRODUCTS			2.7%
     Conceptus Inc.				    20,000       $472,000


    TECHNOLOGY              		27.1%
     Aether Systems Inc                               7,261       $66,801
     August Technology                              115,000    $1,269,600
     LTX Corp                                        60,000    $1,256,400
     MRO Software				     50,000    $1,169,000
     Wave Systems                                   400,000      $896,000
							       ----------
                                                               $4,657,801

 TOTAL COMMON STOCK (Cost $12,800,583)                        $11,934,557



  The accompanying notes are an integral part of these financial statements.

                     AH&H Partners Fund Limited Partnership
                          Investment Portfolio (Continued)
                           Year ended December 31, 2001


INDUSTRY & COMPANY                                  Shares        Value
PRIVATE HOLDINGS   		21.6%

     Carbon Medical Technology- Common Stock       181,250      $951,563
     Carbon Medical Technology- Ser. A Pfd.        125,000      $656,250
     Carbon Medical Technology- Ser. B Pfd.         71,429      $375,002
     Carbon Medical Technology                      36,363	$199,997
     Domania.com Inc.                              535,487      $499,984
     Marathon Technologies - Series B               31,250      $375,000
     Marathon Technologies - Series D               20,833      $249,996
     Molecular Geodesics                           650,000        $0
     Sys-Tech Solutions (Common Stock)             149,965       $14,997
     Sys-Tech Solutions - Series A Pfd.              2,777      $277,700
     Sys-Tech Solutions - Series B Pfd.              1,020      $102,000
                                                                 ---------
TOTAL PRIVATE HOLDINGS (COST $3,567,405)                       $3,702,488

CASH & EQUIVALENTS                      8.9%

     State Street Checking					     $100
     Escrow - Cash                                                $59,063
     Reich & Tang Short Term Money Market Fund                 $1,471,862
                                                                ----------
Total Cash & Equivalents (Cost $1,531,025)                     $1,531,025

TOTAL INVESTMENT PORTFOLIO             100.0%
    (Cost $17,899,013)                                        $17,168,070

                                                                ---------







 The accompaning notes are an integral part of these financial statements.

                     AH&H Partners Fund Limited Partnership
                      Statement of Assets and Liabilities
                         Year ended December 31, 2001
                                (audited)



                                                           Year Ended
                                                      December 31, 2001
                                                        --------------

  Investments at Market value (Cost Basis $17,899,013)     $17,168,070
                                                            ----------

    TOTAL ASSETS                                           $17,168,070
                                                           -----------
                                                           -----------
LIABILITIES

  Accrued Capital Withdrawals                                 $17,359
  Accrued Management Fees                                     $43,158
  Accrued Board of Directors Fees                              $2,500
                                                              --------

TOTAL LIABILITIES                                              $63,017
                                                              --------

NET ASSETS                                                 $17,105,053
                                                           -----------
                                                           -----------

 The accompanying notes are an integral part of these financial statements.

                       AH&H Partners Fund Limited Partnership
                              Statement of Operations
                     	   Year ended December 31, 2001
                                 (audited)



                                                      	Year Ended
                                                     December 31, 2001
                                                      ---------------
    INVESTMENT INCOME

      Income:
         Dividends                                        $290,142
         Interest                                           $4,169
                                                       ---------------
      Total Income                                        $294,311

      Expenses:
         Management Fees                                  $167,288
         Board Od Directors Fee                            $10,000
                                                      ---------------
      Total Expenses                                      $117,023

     Net Investment Gain                                  $117,023
                                                       -------------

     NET REALIZED AND UNREALIZED GAIN(LOSS)

        Net Realized Loss                                 (2,931,629)
        Net Unrealized Depreciation                       (4,800,574)
                                                        --------------

     Net Gain/(Loss) on Investments                       (7,732,203)
                                                        --------------

     NET DECREASE IN NET ASSETS                           (7,615,180)
                                                       --------------





 The accompanying notes are an integral part of the financial statements.

                     AH&H PARTNERS FUND LIMITED PARTNERSHIP
                       Statement of Changes in Net Assets
                      Years ended December 31, 2001 and 2000
                                  (audited)



                                                      	      2001		2000
                                                         ------------	      ---------
   INCREASE IN NET ASSETS
      Operations:
        Net Investment gain(Loss)                           117,023            (86,337)
        Net Realized (Loss)                              (2,931,629)          2,078,535
        Net Unrealized loss                              (4,800,574)        (1,426,071)
                                                        -------------       -----------
   Net increase (decrease)in Net Assets from Operations  (7,615,180)            566,127
                                                        -------------        ----------

   Contributions to Capital                                 717,976                0

   Withdrawals from Capital                              (1,147,377)           (570,880)
                                                         ------------          ---------
   INCREASE (DECREASE)IN NET ASSETS                      (8,044,581)             (4,753)


  Net Assets at Beginning of Year                        25,149,634           25,154,387
                                                         -----------          ----------
   NET ASSETS AT END OF Year                            $17,105,053           25,149,634
                                                        ------------          ----------
                                                        ------------          ----------

 The accompanying notes are an integral part of these financial statements.

                   AH&H PARTNERS FUND LIMITED PARTNERSHIP
                        Notes to Financial Statements
                        Year ended December 31, 2001
                                 (audited)



 NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The AH&H Partners Fund Limited Partnership(the "Partnership")was organized June 8,1990 as a Massachusetts limited partnership and is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company. The Agreement of Limited Partnership was amended and restated on September 13,1990, April 1,1992 and January 1,1996. The Partner-ship operates under the Investment Company Act of 1940
    (the "1940 Act") as an interval fund. The Partnership's interests are not registered under the Securities Act of 1933.

    Adams, Harkness & Hill, Inc., a Massachusetts Corporation, serves as Managing General Partner. The Managing General Partner must maintain a capital account balance equal to the lesser of 1% of the sum of all the positive capital account balances of all the Partners or the greater of $500,000 or 0.2% of the sum of the positive capital account balances of all the Partners.

    The policies described below are followed consistently by the Partnership in preparation of its financial statements in conformity with generally accepted accounting principles.

    Estimates
    ---------
    The preparation of financial statements in conformity with generally accepted accounting principals requires the Partnership's management to make estmates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

    Cash and Cash Equivalents
    -------------------------
    The Partnership considers all highly liquid debt instruments purchased with the original maturity of three months or less to be cash equivalents. The Partnership places its temporary cash investments with high credit quality financial institutions.

    Security Valuation
    ------------------
    Portfolio securities which are traded on U.S. stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is valued at the mean between the closing bid and asked prices. Securities for which market quotations are not readily available are valued at "fair value" as determined in good faith by the general partner.

    Securities Sold Short
    ---------------------
    The Partnership is engaged in selling securities short, which obligates the Partnership to replace a security borrowed by purchas-ing the same security at current market value. The Partnership would incur a loss if the price of the security increases between the date of the short sale and the date on which the Partnership replaces the borrowed security. The Partnership would realize a gain if the price of the security declines between those dates.

                      AH&H PARTNERS FUND LIMITED PARTNERSHIP
                           Notes to Financial Statements
                       Year ended December 31, 2001
                                   (audited)

 NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (Continued)


     Securities Transactions and Investment Income
    ---------------------------------------------
    Securities transactions are recorded on a trade-date basis. Securities gains or losses are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including original issue discount, where applicable, is recorded on an accrual basis, except for bonds trading "flat", in which case interest is recorded when received.


     Income Taxes
     ------------

    No federal or state income tax is imposed on the Partnership as an entity. The Partnership's income, gains, losses, deductions and credits flow through to the Partners. Each partner must include his or her share of partnership income in his or her tax returns.


 NOTE 2 - INVESTMENTS IN TRADING SECURITIES
 ------------------------------------------

    The securities portfolio was comprised of equity securities classified as trading in conjunction with FASB No. 115, Accounting for Debt and Equity Securities. Investments owned by the Company are valued at their fair market value with any unrealized gain or loss reflected in income. Securities transactions
    (and any related gains or losses on sales) are recorded on a settlement date basis.

    The total unrealized holding loss on trading securities was $4,800,574. The total realized loss on securities sold was $2,931,629 for the year ended December 31, 2001.


  NOTE 3 - INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH
  -------------------------------------------------------------
  RELATED PARTIES.
  ----------------

    The Partnership has an investment advisory agreement with the Managing General Partner. Certain individuals who are executive officers and directors of the Managing General Partner are also Limited Partners of the Partnership.

    The Managing General Partner received fees of $167,288 for investment and advisory services under the agreement. The fee is paid quarterly with an annual fee basis of 1%. In addition, the Partnership Agreement provides for a performance allocation from the Limited Partners to the General Partner, equal to 15% of the return which exceeds a cumulative 6% annual return. The performance allocation, if there is one, is determined after the close of the calendar year. There was no performance allocation for the year ended December 31, 2001.


 NOTE 4 - INVESTMENT TRANSACTIONS
 --------------------------------

    Purchases and proceeds from sales of investment securities (excluding short term investments) for the year ending December 31, 2001 aggregated $8,577,435 and $3,992,624 respectively.

 NOTE 5 - TERMINATION
 --------------------
    On December 27, 2001, the managing directors of the Partnership voted unanimously in accordance the Partnership's Amended and Restated Agreement of Limited Partnership to terminate, dissolve and not reconstitute the Partnership. The Advisory General Partner ( Adams, Harkness & Hill, Inc.) must liquidate and distribute the Partnership's assets in accordance with
    Article 18 of the amended and Restated Agreement of Limited Partnership.

 NOTE 6 - SUBSEQUENT EVENT
 -------------------------------------
   On January 15, 2002, the Partnership made a distribution of $11,095,000, pursuant to the December 27, 2001 vote to terminate and dissolve the Partnership. Further disbursements of net assets are planned in February and March of 2002 and thereafter, as determined by the Managing General Partner. The managing directors also decided to immediately suspend the Partnership's periodic redemption of its interests bcause the Partnership can no longer fairly determine the value of the Partnership's net assets value due to the need to dispose of the Partnership's assets, a portion of which have no public trading market.